Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
American Beacon Bridgeway Large Cap Value Fund (Prospectus Summary) | American Beacon Bridgeway Large Cap Value Fund | A Class
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Trading Symbol	BWLAX
American Beacon Bridgeway Large Cap Value Fund (Prospectus Summary) | American Beacon Bridgeway Large Cap Value Fund | C Class
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Trading Symbol	BWLCX
American Beacon Bridgeway Large Cap Value Fund (Prospectus Summary) | American Beacon Bridgeway Large Cap Value Fund | Y Class
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Trading Symbol	BWLYX
American Beacon Bridgeway Large Cap Value Fund (Prospectus Summary) | American Beacon Bridgeway Large Cap Value Fund | Institutional Class
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Trading Symbol	BRLVX
American Beacon Bridgeway Large Cap Value Fund (Prospectus Summary) | American Beacon Bridgeway Large Cap Value Fund | Investor Class
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Trading Symbol	BWLIX
American Beacon Holland Large Cap Growth Fund (Prospectus Summary) | American Beacon Holland Large Cap Growth Fund | A Class
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Trading Symbol	LHGAX
American Beacon Holland Large Cap Growth Fund (Prospectus Summary) | American Beacon Holland Large Cap Growth Fund | C Class
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Trading Symbol	LHGCX
American Beacon Holland Large Cap Growth Fund (Prospectus Summary) | American Beacon Holland Large Cap Growth Fund | Y Class
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Trading Symbol	LHGYX
American Beacon Holland Large Cap Growth Fund (Prospectus Summary) | American Beacon Holland Large Cap Growth Fund | Institutional Class
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Trading Symbol	LHGIX
American Beacon Holland Large Cap Growth Fund (Prospectus Summary) | American Beacon Holland Large Cap Growth Fund | Investor Class
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Trading Symbol	LHGFX
American Beacon Stephens Small Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Small Cap Growth Fund | A Class
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Trading Symbol	SPWAX
American Beacon Stephens Small Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Small Cap Growth Fund | C Class
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Trading Symbol	SPWCX
American Beacon Stephens Small Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Small Cap Growth Fund | Y Class
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Trading Symbol	SPWYX
American Beacon Stephens Small Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Small Cap Growth Fund | Institutional Class
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Trading Symbol	STSIX
American Beacon Stephens Small Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Small Cap Growth Fund | Investor Class
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Trading Symbol	STSGX
American Beacon Stephens Mid-Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Mid-Cap Growth Fund | A Class
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Trading Symbol	SMFAX
American Beacon Stephens Mid-Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Mid-Cap Growth Fund | C Class
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Trading Symbol	SMFCX
American Beacon Stephens Mid-Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Mid-Cap Growth Fund | Y Class
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Trading Symbol	SMFYX
American Beacon Stephens Mid-Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Mid-Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	SFMIX
American Beacon Stephens Mid-Cap Growth Fund (Prospectus Summary) | American Beacon Stephens Mid-Cap Growth Fund | Investor Class
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Trading Symbol	STMGX